Property and equipment, net	12 Months Ended
Mar. 31, 2015
Property and equipment, net
Property and equipment, net

15.   Property and equipment, net

	As of March 31,
	2014	2015
	(in millions of RMB)
Computer equipment and software	5,675	9,829
Buildings and leasehold improvements	2,434	2,828
Construction in progress	780	1,818
Furniture, office and transportation equipment	272	430

	9,161	14,905
Less: accumulated depreciation and amortization	(3,580)	(5,766)

Net book value	5,581	9,139

Depreciation and amortization expenses recognized for the years ended March 31, 2013, 2014 and 2015 were RMB764 million, RMB1,295 million and RMB2,282 million, respectively.